Exhibit 99.1

KPMG LLP 1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom	Tel +44 (0) 113 231 3000 Fax +44 (0) 113 231 3200

Private & confidential

The Directors

DBMS 2025-1 Designated Activity
Company

10 Earlsfort Terrace

Dublin D02 T380

Ireland

Deutsche Bank AG, London
21 Moorfields, London EC2Y 9DB

United Kingdom

Morgan Stanley Principal Funding, Inc.

1585 Broadway

New York 10036-8200

United States

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf, London E14 4QA

United Kingdom

8 December 2025

Your ref	Project Wapping

Our ref	HL/AP/UK010450

Dear All

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 31 October 2025 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of commercial leases referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of DBMS 2025-1 Designated Activity Company (the “Issuer”), Deutsche Bank AG, London (the “Loan Seller”, the “Risk Retention Holder” and the “Arranger”), Morgan Stanley Principal Funding, Inc. (the “Loan Seller” and the “Risk Retention Holder”) and Morgan Stanley & Co. International PLC (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

KPMG LLP, a UK limited liability partnership and a member firm of the
KPMG global organisation of independent member firms affiliated with
KPMG International Limited, a private English company limited by
guarantee.	Registered in England No OC301540
Registered office: 15 Canada Square, London, E14 5GL
For full details of our professional regulation please refer to
‘Regulatory information' under ‘About’ at www.kpmg.com/uk
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Loan Sellers and the Risk Retention Holders are responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with a data file entitled “ Project Wapping - Data Tape (23.10.25)_EXT.xlsx” containing details relating to a portfolio of commercial leases related to a commercial mortgage loan as at 31 August 2025 (the “Portfolio Date”) (the “Extraction File”) proposed to be the subject of a securitisation (the “Portfolio”). A sample of 136 items was drawn and comprising of top 70% of units by GRI from the Portfolio (the “Sample”).

The procedures, as described in the scope of services (the “Scope of Services”) attached as Appendix A, were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Loan Sellers and the Risk Retention Holders. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the commercial leases or UK logistics assets.

The procedures performed did not address, without limitation:  (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the originator of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

The findings from the agreed-upon procedures are set out in Appendix B and include details of the differences and missing documentation found as a result of the agreed-upon procedures.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached

Appendix A    Scope of the Services

Appendix B    Details of Findings

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file

The Data AUP Letter Recipients have informed us that the Loan Sellers and the Risk Retention Holders will provide a data file to us containing details of commercial leases related to the commercial mortgage loan proposed to be the subject of a securitisation (the “Portfolio”) as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”). We will draw a sample of top 70% items by GRI from the Extraction File (the “Sample”) and will notify the items selected to the Loan Sellers and the Risk Retention Holders.

The Loan Sellers and the Risk Retention Holders will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
1	Tenant Name	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Loan Sellers, name changes identified on Companies House website were considered when performing this procedure.

				Lease Agreement/ Lease Assignment	Differences attributable to spelling mistakes or contractions or missing data where there are no contradictory elements are to be treated as matching the source
2	Unit Name	Lease	For each item in the Sample check if the data attribute per the	Lease Agreement/	Differences attributable to spelling mistakes
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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

			Extraction File matches the source.	Valuation Report	or contractions or missing data where there are no contradictory elements are to be treated as matching the source
3	Asset	Lease	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Lease Agreement/ Valuation Report	Differences attributable to spelling mistakes or contractions or missing data where there are no contradictory elements are to be treated as matching the source
4	Rental Income	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Loan Sellers, this procedure was performed to Headline Rent.

As instructed by the Loan Sellers, where the Extraction File value was lower than the source, this was not marked as a difference.

				Lease Agreement/ Rent Review Memorandum/Deed of Variation	+/- £1
5	Lease Dates - Start	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Loan Sellers, where the new lease refers to the Lease Start Date of the original lease and the extraction file matches the original Lease Start Date, this was not marked as a difference

				Lease Agreement	None
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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

6	Lease Dates - Review	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Loan Sellers, where the data field in the Extraction File was either not populated or populated with 0, and there was no review date in the source, the procedure was not marked as a difference.

				Lease Agreement	+/- 30 days
7	Lease Dates - Break	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Loan Sellers, where the data field in the Extraction File was either not populated or populated with 0, and there was no break date in the source, the procedure was not marked as a difference.

				Lease Agreement	+/- 30 days
8	Lease Dates - Expiry	Lease	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Lease Agreement	+/- 30 days

Notes in relation to the manner of reporting certain findings

Where a data attribute contained in the Extraction File for an individual commercial lease does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’, ‘missing from source’ or ‘MS’.

Where a procedure specifies agreement to specific documentation, and the Loan Sellers and the Risk Retention Holders have provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on UK logistics assets proposed to be the subject of a securitisation
8 December 2025

on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

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Document Classification - KPMG Confidential

Appendix B: Details of Findings

KPMG Ref.	Procedure Nbr.	Lease ID	Data Attribute	Source	Extraction File Value	Finding	Source Value
5	Procedure 5	Midpoint 18 44980	Lease Dates - Start	Lease Agreement	23/02/2023	D	24/05/2023
28	Procedure 5	Gateway Park 45913	Lease Dates - Start	Lease Agreement	13/09/2025	D	30/07/2025
65	Procedure 5	Daneshill Industrial Estate 43860	Lease Dates - Start	Lease Agreement	30/01/2020	D	31/07/2019
87	Procedure 5	Linkway Industrial Estate 43941	Lease Dates - Start	Lease Agreement	20/04/2020	D	20/04/2022
102	Procedure 5	Rycote M40 45757	Lease Dates - Start	Lease Agreement	10/04/2025	D	10/04/2024
135	Procedure 5	Unit 01	Lease Dates - Start	Lease Agreement	28/06/2023	D	18/05/2022; Original date: 05/12/2012
136	Procedure 5	Unit 03 & 04	Lease Dates - Start	Lease Agreement	28/06/2023	D	Term will be extended by 10 years from 18/05/2027
140	Procedure 5	Unit 19	Lease Dates - Start	Lease Agreement	19/04/2022	D	01/07/2025
141	Procedure 5	Unit 21	Lease Dates - Start	Lease Agreement	19/04/2022	D	01/07/2025
10	Procedure 6	Boulevard Industrial Park 43726	Lease Dates - Review	Lease Agreement		D	22/06/2028
11	Procedure 6	Boulevard Industrial Park 42177	Lease Dates - Review	Lease Agreement		D	22/06/2028
29	Procedure 6	Gateway Park 45674	Lease Dates - Review	Lease Agreement		D	17/01/2030
51	Procedure 6	Murcar Industrial Estate 39213	Lease Dates - Review	Lease Agreement		D	11/05/2027
57	Procedure 6	Ventura Park 44738	Lease Dates - Review	Lease Agreement		D	26/06/2027
71	Procedure 6	Oldbury Point 43346	Lease Dates - Review	Lease Agreement		D	03/09/2023 and every fifth anniversary of that date
77	Procedure 6	Birkenshaw Retail Park 26277	Lease Dates - Review	Lease Agreement	10/12/2027	D	10/12/2028
81	Procedure 6	Stadium Industrial Estate 41924	Lease Dates - Review	Lease Agreement		D	12/10/2029
85	Procedure 6	Wakefield 41 Industrial Estate 43558	Lease Dates - Review	Lease Agreement		D	03/04/2029
88	Procedure 6	South Gyle Industrial Estate 43390	Lease Dates - Review	Lease Agreement		D	17/10/2028
28	Procedure 8	Gateway Park 45913	Lease Dates - Expiry	Lease Agreement	12/09/2035	D	29/07/2035
102	Procedure 8	Rycote M40 45757	Lease Dates - Expiry	Lease Agreement	09/04/2035	D	09/04/2034
137	Procedure 1	Unit 05	Tenant Name	Lease Agreement / Lease Assignment		MS	Missing source
7	Procedure 4	Queenslie Park 43585	Rental Income	Lease Agreement / Rent Review Memorandum / Deed of Variation	£184,993.42	MS	Missing from source
54	Procedure 4	Ventura Park 44280	Rental Income	Lease Agreement / Rent Review Memorandum / Deed of Variation	£195,473.00	MS	Missing from source (turnover rent)
55	Procedure 4	Ventura Park 44049	Rental Income	Lease Agreement / Rent Review Memorandum / Deed of Variation	£288,704.00	MS	Missing from source (turnover rent)
62	Procedure 4	Ventura Park 44631	Rental Income	Lease Agreement / Rent Review Memorandum / Deed of Variation	£233,160.00	MS	Missing from source (turnover rent)
137	Procedure 4	Unit 05	Rental Income	Lease Agreement / Rent Review Memorandum / Deed of Variation	£28,140.00	MS	Missing source
137	Procedure 5	Unit 05	Lease Dates - Start	Lease Agreement	28/06/2023	MS	Missing source
137	Procedure 6	Unit 05	Lease Dates - Review	Lease Agreement	18/05/2027	MS	Missing source
137	Procedure 7	Unit 05	Lease Dates - Break	Lease Agreement		MS	Missing source
137	Procedure 8	Unit 05	Lease Dates - Expiry	Lease Agreement	17/05/2037	MS	Missing source